Leases	12 Months Ended
Mar. 31, 2016
Leases

18.     Leases:

NTT Group leases certain office space, employees’ residential facilities and other assets, recorded as either capital leases or operating leases.

Capital Lease—Lessee—

Assets acquired under capital leases at March 31, 2015 and 2016 are as follows:

Class of property	2015	2016
	Millions of yen
Buildings	¥18,757	¥13,616
Machinery, vehicles and tools	86,695	79,520
Accumulated depreciation	(59,554)	(52,971)

Total	¥45,898	¥40,165

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments at March 31, 2016 are as follows:

Year ending March 31	Millions of yen
2017	¥18,885
2018	13,748
2019	8,703
2020	5,297
2021	3,007
Thereafter	5,319

Total minimum lease payments	54,959
Less—Amount representing interest	12,618

Present value of net minimum lease payments	42,341
Less—Current obligation	14,711

Long-term capital lease obligations	¥27,630

Operating Lease—Lessee—

Rental expenses under operating leases for land, buildings and equipment for the fiscal years ended March 31, 2014, 2015 and 2016 were ¥246,211 million, ¥267,544 million and ¥277,016 million, respectively.

Minimum future rental payments under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at March 31, 2016 are as follows.

Year ending March 31	Millions of yen
2017	¥40,196
2018	28,621
2019	20,680
2020	15,499
2021	10,641
Thereafter	22,540

Total	¥138,177